INTEREST IN GIBRALTAR JOINT VENTURE	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
INTEREST IN GIBRALTAR JOINT VENTURE [Text Block]

3. INTEREST IN GIBRALTAR JOINT VENTURE

On March 31, 2010, the Company entered into an agreement with Cariboo Copper Corp. (Cariboo) whereby the Company contributed certain assets and liabilities of the Gibraltar mine, operating in British Columbia, into an unincorporated joint venture to acquire a 75% interest in the joint venture. Cariboo contributed $186,800 to purchase the remaining 25% interest.

The assets and liabilities contributed by the Company to the joint venture were mineral property interests, plant and equipment, inventories, prepaid expenses, reclamation deposits, capital lease obligations, and site closure and reclamation obligations.  Certain key strategic, operating, investing and financing policies of the joint venture require unanimous approval such that neither venturer is in a position to exercise unilateral control over the joint venture.  The Company continues to be the operator of the Gibraltar mine.

The Company has joint control over the joint arrangement and as such consolidates its 75% portion of all the joint venture's assets, liabilities, income and expenses.

The following is a summary of the Gibraltar joint venture financial information on a 100% basis.

	As at December 31,
	2020	2019
Cash and equivalents	46,440	54,454
Other current assets	88,814	77,651
Current assets	135,254	132,105
Non-current assets	927,211	948,873

Accounts payable and accrued liabilities	53,662	46,845
Other current financial liabilities	23,703	22,698
Current liabilities	77,365	69,543
Long-term debt	40,178	52,177
Provision for environmental rehabilitation	97,432	80,460
Non-current liabilities	137,610	132,637

	Years ended December 31,
	2020	2019
Revenues	458,305	438,204
Production costs	(298,988)	(344,913)
Depletion and amortization	(139,643)	(159,044)
Other operating expense	(4,529)	(3,834)
Interest expense	(5,689)	(6,031)
Interest income	82	1,157
Foreign exchange gain (loss)	348	(1,976)
Net earnings (loss)	9,886	(76,437)
Other comprehensive income	—	954
Comprehensive income (loss) for joint arrangement	9,886	(75,483)